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SEMIANNUAL REPORT FEBRUARY 28, 2003

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EATON VANCE
GREATER CHINA
GROWTH
FUND

[PHOTO OF GREAT WALL CHINA]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

INVESTMENT UPDATE

Investment Environment

- Hong Kong is facing a lackluster economy that managed just 1.4% GDP growth in 2002, while battling high unemployment and deflationary pressures. However, the economy has showed signs of improvement in recent months, helped by lower interest rates. The weaker dollar has also contributed to a modest rebound in export demand.

- Taiwan recovered from its protracted recession, registering 3.2% GDP growth in 2002. The nation saw a modest pickup in external demand in the fourth quarter, although a rebound in the nation's key technology sector awaits a broader global recovery.

- China's economy continued to perform well in 2002, with GDP growing 8%, boosted by a surge in foreign investment, exports and industrial production. While exports and investments were the main economic drivers, consumer consumption has remained steady.


The Fund

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -2.65% during the six months ended February 28, 2003.(1) This return resulted from a decrease in net asset value per share (NAV) to $8.09 on February 28, 2003 from $8.31 on August 31, 2002.

- The Fund's Class B shares had a total return of -3.00% during the six months ended February 28, 2003.(1) This return resulted from a decrease in NAV to $7.10 on February 28, 2003 from $7.32 on August 31, 2002.

- The Fund's Class C shares had a total return of -3.02% during the six months ended February 28, 2003.(1) This return resulted from a decrease in NAV to $4.82 on February 28, 2003 from $4.97 on August 31, 2002.

  RECENT PORTFOLIO DEVELOPMENTS

- The Portfolio's largest country weightings at February 28 were Hong Kong, at 51.7%, Taiwan, at 27.3%, and mainland China, at 8.2%. The Portfolio focused on companies with sustainable earnings growth, with special emphasis on companies likely to benefit from industry restructuring and the region's cost advantage in manufacturing.

- The weak global economy has slowed demand for semiconductor and electronic components, which adversely affected some of the Portfolio's technology investments. However, some regional chip makers could benefit from a significant cost advantage, including Taiwan-based operators of third-party foundries and manufacturers of integrated circuits for specialty applications, such as computer hardware, communications and consumer electronics.

- The Portfolio's banking investments reflected the changes and volatility in the sector. The Portfolio focused on companies in Taiwan and Hong Kong believed to have high quality assets and a strong competitive position. Amid rising wealth levels, investments included companies with an exposure to both corporate and consumer banking services, such as lending, investment funds and credit cards.

- In the power generation sector, the Portfolio had investments in some of the largest developers and operators of electric power plants in the China region. The development of power plants is a key to growing economic centers and providing the electricity needed to meet rising industrial demand.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION AS OF FEBRUARY 28, 2003

PERFORMANCE(2)    CLASS A           CLASS B           CLASS C
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year           -14.12%           -14.77%           -14.99%
Five Years          -7.47             -8.06             -8.12
Ten Years           -1.55              N.A.              N.A.
Life of Fund+       -0.98             -3.33             -7.62

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year           -19.02%           -19.03%           -15.84%
Five Years          -8.57             -8.43             -8.12
Ten Years           -2.13              N.A.              N.A.
Life of Fund+       -1.54             -3.33             -7.62

+Inception Dates - Class A: 10/28/92; Class B: 6/7/93; Class C:12/28/93

TEN LARGEST HOLDINGS(3)
--------------------------------------------------------------------------------
Fountain Set Holdings Ltd.              4.6%
Taiwan Semiconductor Manufacturing Co.  4.3
CLP Holdings, Ltd.                      4.2
CNOOC, Ltd.                             4.0
Chinatrust Financial Holding Co., Ltd.  4.0
Huaneng Power International, Inc.       3.9
China Telecom Corp., Ltd.               3.4
Yanzhou Coal Mining Co., Ltd..          3.4
Hongkong Electric Holdings, Ltd.        2.8
Jardine Matheson Holdings, Ltd.         2.7

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect a 5.75% sales charge; Class A shares redeemed or exchanged within 3 months of settlement are subject to a 1% early redemption fee. For Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year. SEC 1-year return for Class C reflects 1% CDSC. (3) Based on market value. Ten largest holdings represent 37.3% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
------------------------------------------------------
Investment in Greater China Growth
   Portfolio, at value
   (identified cost, $55,328,365)         $ 56,182,577
Receivable for Fund shares sold                109,624
------------------------------------------------------
TOTAL ASSETS                              $ 56,292,201
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    142,574
Payable to affiliate for distribution
   and service fees                             13,256
Accrued expenses                                93,174
------------------------------------------------------
TOTAL LIABILITIES                         $    249,004
------------------------------------------------------
NET ASSETS                                $ 56,043,197
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $111,225,372
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (55,652,715)
Accumulated net investment loss               (383,672)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                            854,212
------------------------------------------------------
TOTAL                                     $ 56,043,197
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 23,061,892
SHARES OUTSTANDING                           2,850,743
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.09
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.09)       $       8.58
------------------------------------------------------

Class B Shares
------------------------------------------------------
NET ASSETS                                $ 30,685,816
SHARES OUTSTANDING                           4,323,431
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.10
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  2,295,489
SHARES OUTSTANDING                             476,713
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       4.82
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $6,318)         $   513,581
Interest allocated from Portfolio               5,978
Expenses allocated from Portfolio            (343,332)
-----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   176,227
-----------------------------------------------------

Expenses
-----------------------------------------------------
Management fee                            $    70,780
Trustees' fees and expenses                     1,107
Distribution and service fees
   Class A                                     58,291
   Class B                                    154,461
   Class C                                     12,677
Transfer and dividend disbursing agent
   fees                                       171,394
Registration fees                              25,340
Printing and postage                           20,030
Legal and accounting services                   8,560
Custodian Fee                                   8,270
Miscellaneous                                   7,826
-----------------------------------------------------
TOTAL EXPENSES                            $   538,736
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     8,270
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     8,270
-----------------------------------------------------

NET EXPENSES                              $   530,466
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (354,239)
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,867,831)
   Foreign currency transactions              (79,829)
-----------------------------------------------------
NET REALIZED LOSS                         $(6,947,660)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 5,305,791
   Foreign currency                            (6,755)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 5,299,036
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,648,624)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,002,863)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (354,239) $      (563,195)
   Net realized gain (loss)                      (6,947,660)       1,593,951
   Net change in unrealized
      appreciation (depreciation)                 5,299,036       (2,309,435)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (2,002,863) $    (1,278,679)
----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $       7,949,952  $    26,318,331
      Class B                                     1,876,115        3,713,802
      Class C                                     5,824,232       20,035,876
   Cost of shares redeemed
      Class A                                    (9,206,577)     (32,533,209)
      Class B                                    (2,937,433)     (11,568,264)
      Class C                                    (6,394,319)     (20,798,911)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      (2,888,030) $   (14,832,375)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (4,890,893) $   (16,111,054)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      60,934,090  $    77,045,144
----------------------------------------------------------------------------
AT END OF PERIOD                          $      56,043,197  $    60,934,090
----------------------------------------------------------------------------

Accumulated net investment loss included in net assets
----------------------------------------------------------------------------
AT END OF PERIOD                          $        (383,672) $       (29,433)
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS A
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 8.310           $ 8.630        $14.190        $11.400        $ 6.860       $ 17.710
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)           $(0.038)          $(0.042)       $(0.045)       $(0.069)       $ 0.012       $  0.013
Net realized and unrealized
   gain (loss)                          (0.182)           (0.278)        (5.515)         2.859          4.528        (10.863)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.220)          $(0.320)       $(5.560)       $ 2.790        $ 4.540       $(10.850)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 8.090           $ 8.310        $ 8.630        $14.190        $11.400       $  6.860
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (2.65)%           (3.71)%       (39.18)%        24.47%         66.18%        (61.26)%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $23,062           $25,091        $31,649        $66,428        $65,299       $ 56,277
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            3.06%(4)          2.68%          2.42%          2.30%          2.33%          2.27%
   Expenses after custodian
      fee reduction(3)                    2.79%(4)          2.37%          2.20%          2.08%          2.14%          2.15%
   Net investment income
      (loss)                             (0.96)%(4)        (0.46)%        (0.40)%        (0.51)%         0.13%          0.11%
Portfolio Turnover of the
   Portfolio                                65%              155%            35%            34%            57%            42%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment income (loss) per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS B
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 7.320           $ 7.660        $12.710        $10.260        $ 6.200        $16.130
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.051)          $(0.078)       $(0.092)       $(0.120)       $(0.049)       $(0.041)
Net realized and unrealized
   gain (loss)                          (0.169)           (0.262)        (4.958)         2.570          4.109         (9.889)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.220)          $(0.340)       $(5.050)       $ 2.450        $ 4.060        $(9.930)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 7.100           $ 7.320        $ 7.660        $12.710        $10.260        $ 6.200
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (3.00)%           (4.44)%       (39.73)%        23.88%         65.48%        (61.56)%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $30,686           $32,946        $41,907        $90,742        $92,860        $75,635
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            3.56%(4)          3.18%          2.93%          2.77%          2.83%          2.78%
   Expenses after custodian
      fee reduction(3)                    3.29%(4)          2.87%          2.71%          2.55%          2.64%          2.66%
   Net investment loss                   (1.46)%(4)        (0.96)%        (0.91)%        (0.97)%        (0.59)%        (0.40)%
Portfolio Turnover of the
   Portfolio                                65%              155%            35%            34%            57%            42%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                            CLASS C
                                  --------------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------------------
                                  (UNAUDITED)(1)         2002(1)        2001(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 4.970           $ 5.210        $ 8.640        $ 6.980        $ 4.220        $10.970
------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.033)          $(0.049)       $(0.063)       $(0.083)       $(0.039)       $(0.025)
Net realized and unrealized
   gain (loss)                          (0.117)           (0.191)        (3.367)         1.743          2.799         (6.725)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(0.150)          $(0.240)       $(3.430)       $ 1.660        $ 2.760        $(6.750)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 4.820           $ 4.970        $ 5.210        $ 8.640        $ 6.980        $ 4.220
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          (3.02)%           (4.61)%       (39.70)%        23.78%         65.40%        (61.53)%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,295           $ 2,897        $ 3,489        $ 8,851        $ 8,158        $ 6,449
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            3.56%(4)          3.18%          2.92%          2.80%          2.83%          2.79%
   Expenses after custodian
      fee reduction(3)                    3.29%(4)          2.87%          2.70%          2.58%          2.64%          2.67%
   Net investment loss                   (1.41)%(4)        (0.89)%        (0.91)%        (0.99)%        (0.69)%        (0.36)%
Portfolio Turnover of the
   Portfolio                                65%              155%            35%            34%            57%            42%
------------------------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At February 28, 2003, the Fund, for federal income tax purposes, had capital loss carryovers which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryovers will expire August 31, 2007, and August 31, 2008, respectively ($47,540,665 and $1,617,906).

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years)

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003      YEAR ENDED
    CLASS A                                      (UNAUDITED)      AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                           1,003,664           2,857,006
    Redemptions                                    (1,171,075)         (3,505,388)
    -------------------------------------------------------------------------------
    NET DECREASE                                     (167,411)           (648,382)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003      YEAR ENDED
    CLASS B                                      (UNAUDITED)      AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                             268,117             452,382
    Redemptions                                      (443,704)         (1,423,146)
    -------------------------------------------------------------------------------
    NET DECREASE                                     (175,587)           (970,764)
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              FEBRUARY 28, 2003      YEAR ENDED
    CLASS C                                      (UNAUDITED)      AUGUST 31, 2002
    -------------------------------------------------------------------------------
    Sales                                           1,225,437           3,548,814
    Redemptions                                    (1,331,199)         (3,636,054)
    -------------------------------------------------------------------------------
    NET DECREASE                                     (105,762)            (87,240)
    -------------------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended February 28, 2003 the Fund received $24,931 in redemption fees on Class A shares.

4 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 2003, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $70,780. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended February 28, 2003, EVM was paid $9,245. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $2,075 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2003. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan), Class B shares (Class B Plan) and Class C shares (Class C Plan) (collectively the Plans), pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to both Class B and Class C shares and an amount equal to (a) 0.50% of that portion of the Fund's
   Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A shares average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   each respective class. The Fund paid or accrued approximately $31,461, $115,771 and $9,508 for Class A, Class B, and Class C shares, respectively to or payable to EVD for the six months ended February 28, 2003, representing approximately 0.27%, 0.75%, and 0.75% (annualized) of the average daily net assets for Class A, Class B, and Class C shares, respectively. At February 28, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $2,106,000 and $6,056,000 for Class B and Class C shares, respectively.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Class B and Class C Plans authorize the Fund to make service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class B and Class C shares. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. Service fee payments for the six months ended February 28, 2003 amounted to approximately $26,830, $38,690 and $3,169 for Class A,
   Class B and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD received approximately $12,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $15,582,408 and $19,325,984, respectively, for the six months ended February 28, 2003.

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 91.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

CHINA -- 8.2%

SECURITY                                  SHARES       VALUE
Metals - Aluminum -- 0.2%
------------------------------------------------------------------
Aluminum Corp. of China, Ltd.                 556,000  $   104,798
Producer and distributor of alumina and
primary aluminum.
------------------------------------------------------------------
                                                       $   104,798
------------------------------------------------------------------
Oil - Field Services -- 0.5%
------------------------------------------------------------------
China Oilfield Services, Ltd.(1)            1,152,000  $   286,560
China's offshore oilfield services
provider.
------------------------------------------------------------------
                                                       $   286,560
------------------------------------------------------------------
Oil Companies-Integrated -- 1.1%
------------------------------------------------------------------
PetroChina Co., Ltd.                        3,000,000  $   627,003
An integrated oil company.
------------------------------------------------------------------
                                                       $   627,003
------------------------------------------------------------------
Oil Refining & Marketing -- 1.2%
------------------------------------------------------------------
Sinopec Zhenhai Refining and Chemical
Co., Ltd.                                   2,236,000  $   702,423
China's largest refiner.
------------------------------------------------------------------
                                                       $   702,423
------------------------------------------------------------------
Telecommunication Services -- 3.4%
------------------------------------------------------------------
China Telecom Corp., Ltd.(1)               10,374,000  $ 1,902,144
Dominant fixed line provider in
Shanghai, Jiangsu, Guangdong and
Zhejiang Province.
------------------------------------------------------------------
                                                       $ 1,902,144
------------------------------------------------------------------
Transportation -- 1.8%
------------------------------------------------------------------
Zhejiang Expressway Co., Ltd.               2,320,000  $ 1,018,849
Toll road operator in Zhejiang Province.
------------------------------------------------------------------
                                                       $ 1,018,849
------------------------------------------------------------------
Total China
   (identified cost $4,277,610)                        $ 4,641,777
------------------------------------------------------------------

HONG KONG -- 51.7%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Airlines -- 2.5%
------------------------------------------------------------------
Cathay Pacific Airways, Ltd.                1,010,000  $ 1,411,591
The company operates scheduled airline
services, airline catering, aircraft
handling and engineering.
------------------------------------------------------------------
                                                       $ 1,411,591
------------------------------------------------------------------
Appliances -- 0.7%
------------------------------------------------------------------
Allan International Holdings, Ltd.          2,598,000  $   389,750
The company designs, manufactures and
sells a wide range of household
electrical appliances, personal care
products and toys.
------------------------------------------------------------------
                                                       $   389,750
------------------------------------------------------------------
Auto Manufacturer -- 1.1%
------------------------------------------------------------------
Denway Motors, Ltd.                         1,576,000  $   606,232
A car manufacturer.
------------------------------------------------------------------
                                                       $   606,232
------------------------------------------------------------------
Banks -- 1.8%
------------------------------------------------------------------
HSBC Holdings PLC                              92,800  $   993,563
One of the largest banking and financial
services organizations in the world.
------------------------------------------------------------------
                                                       $   993,563
------------------------------------------------------------------
Cosmetics & Toiletries -- 2.3%
------------------------------------------------------------------
Natural Beauty Bio-Technology, Ltd.        14,960,000  $ 1,304,372
The company researches, develops,
manufactures and sells beauty,
aromatherapeutic and skin care branded
products, distributed through a sales
network in Greater China. It also
provides skin treatments and SPA
services through its beauty centres.
------------------------------------------------------------------
                                                       $ 1,304,372
------------------------------------------------------------------
Distribution/Wholesale -- 1.5%
------------------------------------------------------------------
Espirit Holdings, Ltd.                         65,000  $   128,767
The company engages in design,
licensing, sourcing, manufacturing,
wholesale and retail distribution of
high quality apparel and related
products under the ESPRIT brand name,
and Red Earth cosmetics, skin and
general body care products.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

Distribution/Wholesale (continued)
------------------------------------------------------------------
Linmark Group, Ltd.                         2,850,000  $   719,900
The company engages in sourcing business
and the business of provision of supply
chain management solutions to retail
chain operators, brands, wholesalers,
mail order houses and department stores
in various countries.
------------------------------------------------------------------
                                                       $   848,667
------------------------------------------------------------------
Diversified Financial Services -- 2.7%
------------------------------------------------------------------
Guoco Group, Ltd.                             263,000  $ 1,520,874
The company engages in finance,
insurance, stockbroking, property
development and merchant banking.
------------------------------------------------------------------
                                                       $ 1,520,874
------------------------------------------------------------------
Diversified Operations -- 6.1%
------------------------------------------------------------------
Jardine Matheson Holdings, Ltd.               266,400  $ 1,538,460
A multinational conglomerate engages in
financial services, investment
properties, supermarkets, hotels,
engineering and insurance.
Shun Tak Holdings, Ltd.                     2,586,000      653,215
A conglomerate engaged in shipping,
property and hospitality with a focus on
Macau.
Swire Pacific, Ltd.                           298,000    1,260,931
A conglomerate engaged in property
development and investment, trading and
distribution of non-alcoholic beverages.
------------------------------------------------------------------
                                                       $ 3,452,606
------------------------------------------------------------------
Electric - Generation -- 3.9%
------------------------------------------------------------------
Huaneng Power International, Inc.           2,446,000  $ 2,179,728
Largest independant power generation
company in China.
------------------------------------------------------------------
                                                       $ 2,179,728
------------------------------------------------------------------
Electric - Integrated -- 7.0%
------------------------------------------------------------------
CLP Holdings, Ltd.                            572,000  $ 2,346,968
The company engages in electricity
generation & supply, power projects in
the PRC and other Asian countries, and
also property development.
Hongkong Electric Holdings, Ltd.              417,000    1,590,685
Electricity generator.
------------------------------------------------------------------
                                                       $ 3,937,653
------------------------------------------------------------------
Electric Products -- 1.6%
------------------------------------------------------------------
Johnson Electric Holdings, Ltd.               825,500  $   920,868
Manufacturer of micromotors.
------------------------------------------------------------------
                                                       $   920,868
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Foods -- 0.6%
------------------------------------------------------------------
Global Bio-chem Technology Group Co.,
Ltd.                                        1,322,800  $   364,665
The company manufactures corn refined
and corn based biochemical products in
China and researches and develops corn
based biochemical products.
------------------------------------------------------------------
                                                       $   364,665
------------------------------------------------------------------
Insurance -- 1.5%
------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                   1,534,000  $   835,940
Underwriting and broking of reinsurance
business; underwriting of life and
general insurance business in China.
------------------------------------------------------------------
                                                       $   835,940
------------------------------------------------------------------
Machinery - General Industrial -- 0.4%
------------------------------------------------------------------
Fong's Industries Co., Ltd.                   472,000  $   198,205
Manufacturing of machinery for the
textile industry.
------------------------------------------------------------------
                                                       $   198,205
------------------------------------------------------------------
Medical Products -- 1.5%
------------------------------------------------------------------
Sun Hing Vision Group Holdings, Ltd.        2,178,000  $   865,726
The company designs, manufactures and
sells optical products.
------------------------------------------------------------------
                                                       $   865,726
------------------------------------------------------------------
Metals - Industrial -- 2.3%
------------------------------------------------------------------
Asia Aluminum Holdings, Ltd.               12,690,000  $ 1,285,434
The company manufactures and sells
aluminum and stainless steel products.
------------------------------------------------------------------
                                                       $ 1,285,434
------------------------------------------------------------------
Mining -- 3.4%
------------------------------------------------------------------
Yanzhou Coal Mining Co., Ltd.               4,356,000  $ 1,885,049
Underground mining of prime quality coal
from its mines in Shangdong Province.
------------------------------------------------------------------
                                                       $ 1,885,049
------------------------------------------------------------------
Oil Companies - Exploration & Production -- 4.0%
------------------------------------------------------------------
CNOOC, Ltd.                                 1,598,000  $ 2,243,634
The company's business is exploration,
development and production of crude oil
and natural gas in offshore China.
------------------------------------------------------------------
                                                       $ 2,243,634
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Real Estate Operating/Development -- 0.8%
------------------------------------------------------------------
Hopewell Holdings, Ltd.                       194,000  $   154,225
Involved in infrastructure and property
investment and development.
Sun Hung Kai Properties, Ltd.                  50,000      281,446
Property development and investment in
Hong Kong.
------------------------------------------------------------------
                                                       $   435,671
------------------------------------------------------------------
Semiconductor Components/Integrated
Circuits -- 1.1%
------------------------------------------------------------------
Topsearch International Holdings,
Ltd.(1)                                     5,776,000  $   629,517
The company manufactures and sells a
broad range of double-sided and
multi-layer printed boards (PCBs).
------------------------------------------------------------------
                                                       $   629,517
------------------------------------------------------------------
Television -- 0.3%
------------------------------------------------------------------
Television Broadcasts, Ltd.                    56,000  $   170,535
A television broadcasting company.
------------------------------------------------------------------
                                                       $   170,535
------------------------------------------------------------------
Textiles -- 4.6%
------------------------------------------------------------------
Fountain Set Holdings, Ltd.                 3,500,000  $ 2,558,020
The company engages in production &
sales of finished knitted fabrics,
sewing threads & dyed yarns; provision
of knitting, dyeing, printing & fabric
finishing services; trading of raw yarns
and sale of garments.
------------------------------------------------------------------
                                                       $ 2,558,020
------------------------------------------------------------------
Total Hong Kong
   (identified cost $26,282,793)                       $29,038,300
------------------------------------------------------------------

REPUBLIC OF KOREA -- 1.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.6%
------------------------------------------------------------------
Samsung Electronics                             3,770  $   882,767
World's largest DRAM company and a
leading mobile handset manufacturer.
------------------------------------------------------------------
                                                       $   882,767
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $558,106)                          $   882,767
------------------------------------------------------------------

TAIWAN -- 27.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banks -- 5.4%
------------------------------------------------------------------
Chinatrust Financial Holding Co.,
Ltd.(1)                                     2,792,000  $ 2,241,635
The company provides a variety of
banking and financial services.
E. Sun Financial Holding Co., Ltd.(1)       1,710,000      767,655
The company provides commercial and
banking services as well as brokerage
and dealer services for short-term debt
instruments.
------------------------------------------------------------------
                                                       $ 3,009,290
------------------------------------------------------------------
Building Materials -- 3.8%
------------------------------------------------------------------
Basso Industry Corp.                          620,000  $ 1,008,058
The company manufactures, assembles and
markets pneumatic nailers and staplers.
Globe Union Industrial Corp.                  679,250    1,104,392
The company manufactures and markets a
variety of faucets.
------------------------------------------------------------------
                                                       $ 2,112,450
------------------------------------------------------------------
Chemicals - Plastics -- 1.9%
------------------------------------------------------------------
Formosa Plastics Corp.                        858,000  $ 1,078,981
Number two global PVC producer.
------------------------------------------------------------------
                                                       $ 1,078,981
------------------------------------------------------------------
Computers - Peripheral Equipment -- 0.7%
------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.          114,000  $   367,424
Manufacturer of personal computer (PC)
connectors, and cable assemblies used in
desktop PCs and PC servers.
------------------------------------------------------------------
                                                       $   367,424
------------------------------------------------------------------
Diversified Financial Services -- 2.6%
------------------------------------------------------------------
SinoPac Holdings Co.(1)                     3,819,230  $ 1,461,748
The company provides commercial banking
and securities brokerage services.
------------------------------------------------------------------
                                                       $ 1,461,748
------------------------------------------------------------------
Household Furnishing & Appliances -- 1.8%
------------------------------------------------------------------
Nien Made Enterprise Co., Ltd.(1)             446,000  $ 1,007,511
Manufacturer of window blinds.
------------------------------------------------------------------
                                                       $ 1,007,511
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Medical Products -- 1.5%
------------------------------------------------------------------
Pihsiang Machinery Mfg. Co., Ltd.             308,000  $   837,583
Manufacturer of medical-grade
power-operated vehicles, i.e. electric
scooters and power wheelchairs.
------------------------------------------------------------------
                                                       $   837,583
------------------------------------------------------------------
Photo Equipment and Supplies -- 1.4%
------------------------------------------------------------------
Premier Image Technology Corp.                569,000  $   772,858
Manufacturer of cameras and projectors.
------------------------------------------------------------------
                                                       $   772,858
------------------------------------------------------------------
Power Converters/Power Supply Equipment -- 0.4%
------------------------------------------------------------------
Delta Electronics, Inc.                       222,000  $   232,541
Manufacturer of power supplies and video
display products.
------------------------------------------------------------------
                                                       $   232,541
------------------------------------------------------------------
Semiconductor Components/Integrated Circuits -- 7.8%
------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd.          382,000  $   698,043
The company designs integrated circuits
for liquid crystal display drivers.
Realtek Semiconductor Corp.                   229,600      508,754
The company designs, tests and
distributes integrated circuits which
are used in consumer electronics,
computer systems and peripherals, and
communication network hardware.
Taiwan Semiconductor Manufacturing
Co.(1)                                      2,000,917    2,418,375
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties.
United Microelectronics Corp.(1)            1,387,000      786,299
One of the world's largest independent
semiconductor foundries.
------------------------------------------------------------------
                                                       $ 4,411,471
------------------------------------------------------------------
Total Taiwan
   (identified cost $17,676,145)                       $15,291,857
------------------------------------------------------------------

THAILAND -- 1.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banks -- 1.2%
------------------------------------------------------------------
Siam Commercial Bank Public Co., Ltd.(1)      926,300  $   698,134
A leading bank in Thailand.
------------------------------------------------------------------
                                                       $   698,134
------------------------------------------------------------------
Total Thailand
   (identified cost $642,411)                          $   698,134
------------------------------------------------------------------

UNITED STATES -- 1.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Telecommunication Services -- 1.5%
------------------------------------------------------------------
UTStarcom, Inc.(1)                             45,900  $   834,462
The company manufacturers
telecommunications equipment for
wireline and wireless network service
providers, derives the majority of its
revenue from PAS wireless access
systems, broadband capable access
systems for wireline networks and
IP-based soft-switch products in China.
------------------------------------------------------------------
                                                       $   834,462
------------------------------------------------------------------
Total United States
   (identified cost $1,090,161)                        $   834,462
------------------------------------------------------------------
Total Common Stocks
   (identified cost $50,527,226)                       $51,387,297
------------------------------------------------------------------
Total Investments -- 91.5%
   (identified cost $50,527,226)                       $51,387,297
------------------------------------------------------------------
Other Assets, Less Liabilities -- 8.5%                 $ 4,795,380
------------------------------------------------------------------
Net Assets -- 100.0%                                   $56,182,677
------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                                     PERCENTAGE
COMPANY                                    INDUSTRY SECTOR                           OF NET ASSETS  VALUE
--------------------------------------------------------------------------------------------------------------
Fountain Set Holdings, Ltd.                Textiles                                          4.6%   $2,558,020
Taiwan Semiconductor Manufacturing Co.     Semiconductor Components/ Integrated
                                             Circuits                                        4.3     2,418,375
CLP Holdings, Ltd.                         Electric - Integrated                             4.2     2,346,968
CNOOC, Ltd.                                Oil Companies - Exploration & Production          4.0     2,243,634
Chinatrust Financial Holding Co., Ltd.     Banks                                             4.0     2,241,635
Huaneng Power                              Electric - Generation
  International, Inc.                                                                        3.9     2,179,728
China Telecom Corp., Ltd.                  Telecommunication Services                        3.4     1,902,144
Yanzhou Coal Mining                        Mining
  Co., Ltd.                                                                                  3.4     1,885,049
Hongkong Electric                          Electric - Integrated
  Holdings, Ltd.                                                                             2.8     1,590,685
Jardine Matheson                           Diversified Operations
  Holdings, Ltd.                                                                             2.7     1,538,460

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Semiconductor Components/Integrated               9.0%
  Circuits                                               $5,040,988
Banks                                             8.4     4,700,987
Electric - Integrated                             7.0     3,937,653
Diversified Operations                            6.1     3,452,606
Diversified Financial Services                    5.3     2,982,622
Telecommunication Services                        4.9     2,736,606
Textiles                                          4.6     2,558,020
Oil Companies - Exploration & Production          4.0     2,243,634
Electric - Generation                             3.9     2,179,728
Building Materials                                3.8     2,112,450

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $50,527,226)         $51,387,297
Cash                                        4,083,773
Foreign currency, at value
   (identified cost, $967,581)                967,621
Interest and dividends receivable              31,508
Prepaid expenses                                  151
-----------------------------------------------------
TOTAL ASSETS                              $56,470,350
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   257,689
Payable for open forward foreign
   currency contracts                              33
Accrued expenses                               29,951
-----------------------------------------------------
TOTAL LIABILITIES                         $   287,673
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $56,182,677
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $55,323,088
Net unrealized appreciation (computed on
   the basis of identified cost)              859,589
-----------------------------------------------------
TOTAL                                     $56,182,677
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $6,330)  $   514,468
Interest                                        5,986
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   520,454
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   216,183
Administration fee                             71,505
Trustees' fees and expenses                     5,002
Custodian fee                                  94,276
Legal and accounting services                  23,186
Miscellaneous                                   1,567
-----------------------------------------------------
TOTAL EXPENSES                            $   411,719
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    67,925
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    67,925
-----------------------------------------------------

NET EXPENSES                              $   343,794
-----------------------------------------------------

NET INVESTMENT INCOME                     $   176,660
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,873,743)
   Foreign currency transactions              (79,945)
-----------------------------------------------------
NET REALIZED LOSS                         $(6,953,688)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 5,616,077
   Foreign currency                            (6,759)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 5,609,318
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,344,370)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,167,710)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 28, 2003  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 2002
----------------------------------------------------------------------------
From operations --
   Net investment income                  $         176,660  $       620,579
   Net realized gain (loss)                      (6,953,688)       1,259,406
   Net change in unrealized appreciation
      (depreciation)                              5,609,318       (1,953,854)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (1,167,710) $       (73,869)
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      15,582,408  $    50,377,622
   Withdrawals                                  (19,428,025)     (68,225,260)
----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      (3,845,617) $   (17,847,638)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (5,013,327) $   (17,921,507)
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      61,196,004  $    79,117,511
----------------------------------------------------------------------------
AT END OF PERIOD                          $      56,182,677  $    61,196,004
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                  FEBRUARY 28, 2003    -----------------------------------------------------------
                                  (UNAUDITED)            2002        2001        2000         1999         1998
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.45%(1)        1.40%       1.29%        1.25%        1.23%        1.19%
   Expenses after custodian
      fee reduction                       1.21%(1)        1.10%       1.08%        1.06%        1.05%        1.07%
   Net investment income                  0.62%(1)        0.81%       0.71%        0.51%        1.08%        1.19%
Portfolio Turnover                          65%            155%         35%          34%          57%          42%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                          (1.97)%         (2.72)%        --           --           --           --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $56,183         $61,196     $79,118     $169,181     $168,102     $140,649
------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total Return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2003, the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   February 28, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the adviser fee amounted to $216,183. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 2003, the administrative fee amounted to $71,505. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $34,519,240 and $39,356,432, respectively, for the six months ended February 28, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $50,527,226
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,878,117
    Gross unrealized depreciation              (4,018,046)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   860,071
    -----------------------------------------------------

   The depreciation on foreign currency is $482.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and

GREATER CHINA GROWTH PORTFOLIO AS OF FEBRUARY 28, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 28, 2003.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2003.

EATON VANCE GREATER CHINA GROWTH FUND AS OF FEBRUARY 28, 2003

INVESTMENT MANAGEMENT

EATON VANCE GREATER CHINA GROWTH FUND

Officers

Thomas E. Faust Jr.
President

Gregory L. Coleman
Vice President

James A. Womack
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

James B. Hawkes
Chairman, President and Chief Executive Officer of
EVM, BMR, EVC and EV

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GREATER CHINA GROWTH PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

Pamela Chan
Vice President and
Portfolio Manager

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

SPONSOR AND MANAGER OF EATON VANCE GREATER CHINA GROWTH FUND
AND ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


For more information about Eaton Vance's privacy policies,
                              call: 1-800-262-1122

EATON VANCE GREATER CHINA GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

406-4/03                                                                   CGSRC